Summary of significant accounting policies	6 Months Ended
Jun. 30, 2022
Summary of significant accounting policies
Summary of significant accounting policies

3.Summary of significant accounting policies

The accounting policies and methods of computation applied in the preparation of these interim condensed consolidated financial statements are consistent with those disclosed in the annual consolidated financial statements of the Group for the year ended December 31, 2021 included in the Form 20-F for the year ended December 31, 2021 as filed with the Securities and Exchange Commission on April 29, 2022. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

3.1.Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the total of the consideration transferred, measured at acquisition date fair value, and the amount of any non-controlling interest in the acquiree. For each business combination, the acquirer measures the non-controlling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition costs incurred, such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees, are expensed and included in operating expenses.

The Group measures goodwill as the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, less the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed, all measured as at the acquisition date.

Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Group to the previous owners of the acquiree, and equity interests issued by the Group. Consideration transferred also includes the fair value of any contingent consideration and vested share-based payment awards of the acquiree that are replaced in the business combination.

If control is achieved in stages, the acquirer’s previously held equity interest in the acquiree is remeasured to fair value as at the acquisition date through profit or loss.

A contingent liability of the acquiree is recognized in a business combination only if such a liability represents a present obligation and arises from a past event, and its fair value can be measured reliably.

Only components of non-controlling interest constituting a present ownership interest that entitles their holder to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or at the present ownership instruments’ proportionate share of the acquiree’s identifiable net assets. All other components are measured at their acquisition date fair value.

The Group accounts for a change in the ownership interest of a subsidiary (without loss of control) as a transaction with owners in their capacity as owners. Therefore, such transactions do not give rise to goodwill, nor do they give rise to a gain or loss and are accounted for as an equity transaction.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash generating units that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill forms part of a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of in this circumstance is measured based on the relative values of the operation disposed of and the portion of the cash-generating unit retained. If the Group reorganizes its reporting structure in a way that changes the composition of one or more cash-generating units to which goodwill has been allocated, the goodwill is reallocated to the units affected. The reallocation is performed using a relative value approach similar to that used in connection with the disposal of an operation within a cash-generating unit, unless some other method better reflects the goodwill associated with the reorganized units.

A.Acquisition of game development studios

On January 25, 2022, the Board approved the acquisition of three game development studios, aiming at accelerating the Company’s product growth strategy and enlarging its player base.

The Company acquired 100%, 48.8% and 49.5% of the issued share capital of Gracevale Ltd, MX Capital Ltd, and Castcrown Ltd, respectively. For the information regarding the associates please see Note 16.

On January 27, 2022, the Company entered into a share purchase agreement to acquire 100% of the issued share capital of Gracevale Ltd, developer and publisher of PixelGun 3D mobile shooter title, for a total consideration of up to 70,000. The deal included a cash consideration of 55,517, a share consideration of 3,963, and a deferred share consideration of 10,520 subject to certain conditions. In parallel with the acquisition of Gracevale Ltd, the Company also acquired Lightmap Studio for an amount of 150, which will now take part in the maintenance and support of Pixel Gun 3D. The two transactions were fully executed on January 31, 2022. The deal is accounted for as business combinations based on the provisions of IFRS 3. Gracevale Ltd was renamed to Lightmap Ltd on March 30, 2022.

Based on the Share purchase agreement at the date of acquisition the sellers received the option to require Nexters Inc. to acquire outstanding consideration shares from the seller for a price of US$ 10.00 per share. There are two scenarios when the option becomes exercisable:

- the first scenario is when the shares are ineligible for sale on Nasdaq in one year from the date of allotment of such shares;

- the second scenario represents a general right of the sellers to sell their outstanding consideration shares to Nexters Inc. no later than two years from the acquisition date.

The option is recognized on the acquisition date in the amount of 13,636 calculated as the present value of the redemption amount of the share consideration discounted using the Company’s incremental borrowing rate. The unwinding of the discount from the acquisition date till the reporting date amounted to 101.

B.Consideration transferred

The following table summarises the acquisition-date fair value of each major class of consideration transferred.

Consideration transferred
Cash	55,667
Share consideration	3,158
Deferred share consideration	8,384
Total fair value of consideration	67,209

Share consideration and deferred share consideration fair value were determined using the quantity of the shares stated in the share purchase agreement multiplied by the share price of Nexters Inc. as at the date of acquisition, which is US$ 7.97.

The difference between the share considerations and put option of the sellers of Lightmap Ltd of 2,094 is reflected in the interim condensed consolidated statement of changes in equity in the line “Issue of ordinary shares related to business combination”.

C.Fair value of the assets acquired and liabilities assumed

The fair values of the identifiable assets and liabilities of Lightmap Ltd on provisional basis as at the date of acquisition were:

Fair value recognized on
acquisition, January 31, 2022,
Lightmap Ltd
Assets
Property and equipment	68
Intangible assets	17,664
Right-of-use assets	230
Indemnification asset	3,043
Trade and other receivables	2,375
Cash and cash equivalents	1,555
Prepaid tax	383
25,318
Liabilities
Lease liabilities	(230)
Trade and other payables	(2,185)
Provisions for non-income tax risks	(1,381)
Tax liability	(1,721)
(5,517)
Total identifiable net assets at fair value	19,801
Goodwill arising on acquisition	47,408
NCI	—
Purchase consideration transferred	67,209

Analysis of cash flows on acquisition:
Net cash acquired with the subsidiary	1,555
Consideration to be paid	(55,667)
Cash payable after reporting period	4,090
Net cash flow in acquisition	(50,022)

D.Goodwill

Goodwill recognized in the amount of 47,408 is attributable primarily to the synergy effects as well as workforce and was assigned to the whole Group as one Cash Generating Unit (see Note 4). None of the goodwill is expected to be deductible for income tax purposes. The Company recognized separately from the acquisition the cost of the due diligence of 51 as acquisition related costs that should be expensed in the current period.

Lightmap Ltd’s property and equipment consist of office equipment purchased within the last three years, its fair value approximates to its carrying amount.

At the date of the acquisition, the fair value of the trade and other payables of Lightmap Ltd approximates to its carrying amount due to the fact they are represented by short-term advances and lease deposit.

The group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities.

The group’s trade and other receivables amount represents gross contractual amounts for the acquired receivables, its fair value approximates to its carrying amount as they are predominantly short-term.

The deferred revenue represents the payments from players for virtual items, which are non-refundable and relate to non-cancellable contracts that specify the company’s obligations. These payments are initially recorded as deferred revenue. The related platform and payment processing fees are recorded as expense in the same period when the relevant revenue is recognized while the amount of the platform and payment processing fees, which relate to the deferred revenue, is recognized as deferred platform commission fees. Management applied the bottom-up approach to estimate the fair value of the deferred revenue as required by IFRS 3. Under this approach, the company adds the cost that it incurs to fulfill the performance obligation to the profit margin. The cost does not include items such as marketing, training, and recruiting. Such costs are not included as the company incurs these either before the acquisition date or these are not needed to fulfill the obligation. Based on the analysis, the fair value of the deferred revenue was determined to be insignificant. Respectively, the fair value of the deferred commission fees is also insignificant. Therefore, no balances were recognized as of the acquisition date.

CGU was not tested for impairment because there were no impairment indicators as at June 30, 2022.

From the date of acquisition Lightmap Ltd has contributed revenue of 2,524 and net loss before tax of 2,561 to the continuing operations of the Group.

If the acquisition had taken place at the beginning of the year, consolidated revenue of the Group would have been 252,395 and profit before tax from continuing operations for the period would have been 74,593.

For the details of measurement of the intangible assets recognized as at acquisition date see Note 4.

E.Reconciliation of carrying amount of goodwill

Cost
Balance at January 1, 2022	1,501
Acquisition through business combination	47,408
Translation reserve	(9)
Balance at June 30, 2022	48,900

F.Contingencies

Lightmap Ltd recognized a liability of 925 in relation to corporate income tax risks and of 1,381 in relation to indirect taxes, as it considered that there is a present obligation as a result of past events with the probable outflow of resources. Lightmap Ltd also recognized a contingent liability of 737 under IFRS 3 in relation to corporate income tax, as it considered that there is a present obligation as a result of past events with the probability of outflow of the recourses lower than 50%. The Company recognized the indemnification asset in the amount equal the total liability of the mentioned risks, as such indemnification was provided in the share purchase agreement.